Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 92.89%
FAR EAST — 60.31%
China — 18.47%
Alibaba Group Holding Ltd. 1,*	1,539,300	$16,689,378
Baidu, Inc. - SP ADR 2,*	101,327	13,613,282
China Railway Group Ltd. - H	12,972,000	6,671,196
China Resources Beer Holdings Co. Ltd.	2,770,000	15,130,958
Galaxy Entertainment Group Ltd.	4,658,000	27,871,708
H World Group Ltd. - ADR 2,*	401,054	15,813,559
Industrial & Commercial Bank of China Ltd. - H	42,644,000	20,453,816
Innovent Biologics, Inc. 1,*	1,910,000	9,277,415
Kuaishou Technology - W 1,*	2,987,700	23,769,279
Kweichow Moutai Co. Ltd. - A	97,200	24,106,823
Lenovo Group Ltd.	19,882,000	20,385,648
NetEase, Inc.	1,334,800	26,764,411
New Oriental Education & Technology Group, Inc. - SP ADR 2,*	464,112	27,173,758
PetroChina Co. Ltd. - H	17,582,000	13,176,526
Ping An Insurance Group Co. of China Ltd. - H	3,695,500	20,959,572
Proya Cosmetics Co. Ltd. - A	579,455	8,077,569
Tencent Holdings Ltd.	3,140,645	121,743,835
Trip.com Group Ltd. - ADR 2,*	1,006,815	35,208,320
		446,887,053
India — 16.51%
Bharti Airtel Ltd.	1,077,509	11,999,494
Cipla Ltd.	1,048,352	14,951,588
Colgate-Palmolive India Ltd.	252,204	6,082,062
DLF Ltd.	1,952,277	12,450,486
HCL Technologies Ltd.	449,776	6,666,324
HDFC Bank Ltd.	1,828,035	33,526,004
HDFC Bank Ltd. - ADR [2]	156,029	9,207,271
Hindustan Aeronautics Ltd.	608,976	14,108,878
ICICI Bank Ltd. - SP ADR [2]	2,252,631	52,080,829
Indian Hotels Co. Ltd.	1,011,210	4,992,466
ITC Ltd.	3,441,638	18,388,766
Jio Financial Services Ltd. *	1,394,511	3,882,540
KPIT Technologies Ltd.	737,063	10,190,485
Larsen & Toubro Ltd.	960,724	34,905,890
Mahindra & Mahindra Ltd.	653,384	12,201,188
Max Healthcare Institute Ltd.	2,486,484	16,985,200
NTPC Ltd.	8,995,612	26,551,754
One 97 Communications, Ltd. *	1,860,776	19,167,490
Persistent Systems Ltd.	141,272	9,817,321
Power Grid Corp. of India Ltd.	7,691,688	18,462,346
Reliance Industries Ltd.	1,236,915	34,824,937
Sun Pharmaceutical Industries Ltd.	1,017,822	14,168,564
Zomato Ltd. *	11,285,161	13,745,326
		399,357,209
	Shares, Principal Amount, or Number of Contracts	Value
Taiwan — 11.43%
Accton Technology Corp.	1,000,000	$15,342,182
Chroma ATE, Inc.	990,000	8,490,002
Chunghwa Telecom Co. Ltd.	3,115,000	11,196,482
Delta Electronics, Inc.	4,526,000	45,585,509
eMemory Technology, Inc.	237,000	14,879,756
Hon Hai Precision Industry Co. Ltd.	2,722,000	8,773,649
King Yuan Electronics Co. Ltd.	4,127,000	9,732,638
MediaTek, Inc.	649,000	14,838,002
Sinbon Electronics Co. Ltd.	646,000	6,475,478
Taiwan Semiconductor Manufacturing Co. Ltd.	661,000	10,778,427
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [2]	1,344,707	116,855,038
Wiwynn Corp.	292,000	13,616,148
		276,563,311
South Korea — 8.20%
Hanwha Aerospace Co. Ltd.	71,686	5,547,625
Macquarie Korea Infrastructure Fund	1,259,181	11,408,243
POSCO Holdings, Inc.	26,441	10,416,930
Samsung Electronics Co. Ltd.	2,398,624	121,260,359
Samsung Engineering Co. Ltd. *	494,079	11,056,048
SK Hynix, Inc.	455,814	38,591,351
		198,280,556
Indonesia — 2.69%
Bank Central Asia Tbk PT	22,055,175	12,565,603
Bank Mandiri Persero Tbk PT	119,444,000	46,490,821
United Tractors Tbk PT	3,284,100	5,991,825
		65,048,249
Thailand — 1.19%
Airports of Thailand PCL - NVDR *	6,128,200	11,724,563
Bangkok Dusit Medical Services PCL - NVDR	13,832,700	10,131,074
SCB X PCL - NVDR	2,459,100	6,907,987
		28,763,624
Philippines — 0.88%
BDO Unibank, Inc.	5,627,340	14,084,510
International Container Terminal Services, Inc.	1,951,397	7,128,951
		21,213,461
Japan — 0.60%
Disco Corp.	79,000	14,595,734
Singapore — 0.34%
United Overseas Bank Ltd.	399,000	8,310,416
Total FAR EAST (Cost $1,243,144,424)		1,459,019,613
NORTH AMERICA — 13.24%
United States — 5.97%
ACM Research, Inc. - A *	34,701	628,262

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Cognizant Technology Solutions Corp. - A	228,618	$15,486,583
Copa Holdings SA - A	91,438	8,148,955
Legend Biotech Corp. - ADR 2,*	93,274	6,265,215
MercadoLibre, Inc. *	18,849	23,898,270
Samsonite International SA 1,*	6,204,300	21,217,010
Southern Copper Corp.	138,543	10,430,902
Synopsys, Inc. *	43,651	20,034,499
Tenaris SA - ADR [2]	500,006	15,800,190
Yum China Holdings, Inc.	405,899	22,616,692
		144,526,578
Mexico — 5.48%
Arca Continental SAB de CV	1,754,200	15,981,313
Cemex SAB de CV - SP ADR 2,*	2,205,340	14,334,710
Corp Inmobiliaria Vesta SAB de CV	6,678,500	21,981,280
Fibra Uno Administracion SA de CV	11,635,857	19,462,644
Fomento Economico Mexicano SAB de CV - SP ADR [2]	235,448	25,699,149
Grupo Financiero Banorte SAB de CV - O	4,185,592	35,081,878
		132,540,974
Canada — 1.79%
Cameco Corp. [2]	456,107	18,080,082
First Quantum Minerals Ltd.	209,909	4,959,308
Franco-Nevada Corp. [2]	151,182	20,181,285
		43,220,675
Total NORTH AMERICA (Cost $280,202,518)		320,288,227
SOUTH AMERICA — 8.13%
Brazil — 7.39%
Banco BTG Pactual SA *	1,460,900	9,018,457
Banco do Brasil SA	2,569,500	24,153,520
Direcional Engenharia SA	2,155,581	8,268,017
Equatorial Energia SA	1,772,400	11,325,758
Hapvida Participacoes e Investimentos SA 1,*	23,009,900	21,606,615
Iguatemi SA	1,933,700	7,774,732
Petroleo Brasileiro SA - SP ADR [2]	1,143,758	17,144,932
PRIO SA *	1,598,600	14,947,469
Raia Drogasil SA	2,401,152	13,189,127
Rumo SA	3,273,600	14,907,383
SLC Agricola SA	1,641,545	12,840,925
Telefonica Brasil SA - ADR [2]	978,568	8,366,756
Vale SA - SP ADR [2]	1,145,341	15,347,569
		178,891,260
Peru — 0.58%
Credicorp Ltd. [2]	109,960	14,071,581
	Shares, Principal Amount, or Number of Contracts	Value
Argentina — 0.16%
Grupo Financiero Galicia SA - ADR 2,*	289,121	$3,773,029
Total SOUTH AMERICA (Cost $184,671,936)		196,735,870
EUROPE — 5.67%
United Kingdom — 1.52%
Shell PLC	803,942	25,881,215
Unilever PLC	219,383	10,861,080
		36,742,295
Turkey — 1.14%
BIM Birlesik Magazalar AS	2,761,025	27,621,331
Spain — 1.13%
Banco Bilbao Vizcaya Argentaria SA	3,390,633	27,440,158
Greece — 0.97%
National Bank of Greece SA *	2,435,385	13,710,808
OPAP SA	584,030	9,777,642
		23,488,450
Ireland — 0.52%
Linde PLC [2]	33,564	12,497,555
Italy — 0.39%
PRADA SpA	1,590,700	9,322,388
Russia — 0.00%
Polyus PJSC 2,*,^	63,751	0
Total EUROPE (Cost $143,693,348)		137,112,177
MIDDLE EAST — 4.99%
United Arab Emirates — 2.72%
Abu Dhabi National Oil Co for Distribution PJSC	10,256,242	10,471,109
Abu Dhabi Ports Co. PJSC *	8,176,462	14,360,142
Aldar Properties PJSC	6,435,459	10,094,024
Dubai Electricity & Water Authority PJSC	21,170,189	14,754,954
Emaar Properties PJSC	7,334,874	16,051,901
		65,732,130
Saudi Arabia — 1.86%
Dr Sulaiman Al Habib Medical Services Group Co.	181,707	11,419,500
Saudi Airlines Catering Co.	210,752	5,787,961
Saudi Arabian Oil Co. [1]	2,977,437	27,738,066
		44,945,527
Qatar — 0.41%
Qatar Gas Transport Co. Ltd.	9,740,053	9,957,823
Total MIDDLE EAST (Cost $116,546,472)		120,635,480

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
AFRICA — 0.55%
South Africa — 0.55%
Standard Bank Group Ltd.	1,369,125	$13,285,041
Total AFRICA (Cost $13,569,023)		13,285,041
Total COMMON STOCKS (Cost $1,981,827,721)		2,247,076,408
SHORT TERM INVESTMENTS — 7.22%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.22% [3] (Cost $174,728,307)	174,728,307	174,728,307

TOTAL INVESTMENTS (Cost $2,156,556,028)	100.11%	$2,421,804,715
Liabilities in Excess of Other Assets	(0.11)%	(2,672,280)
Net Assets	100.00%	$2,419,132,435

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $120,297,763, which represents 5% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of September 30, 2023 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.92%
FAR EAST — 63.95%
India — 29.72%
APL Apollo Tubes Ltd.	61,900	$1,209,066
Apollo Hospitals Enterprise Ltd.	21,554	1,330,928
AU Small Finance Bank Ltd. [1]	89,647	767,239
Bharat Forge Ltd.	58,561	768,537
Bikaji Foods International Ltd.	169,599	988,601
BLS International Services Ltd.	213,173	640,679
Century Textiles & Industries Ltd.	78,936	1,059,479
Colgate-Palmolive India Ltd.	32,709	788,799
Cyient DLM Ltd. *	151,303	1,312,949
Data Patterns India Ltd.	43,593	1,100,004
Indian Hotels Co. Ltd.	332,503	1,641,608
Jindal Steel & Power Ltd.	138,350	1,163,472
Kajaria Ceramics Ltd.	81,790	1,300,625
Kalyan Jewellers India Ltd.	380,373	1,039,253
KPIT Technologies Ltd.	57,855	799,892
Macrotech Developers Ltd. [1]	214,453	2,061,043
Max Healthcare Institute Ltd.	184,419	1,259,768
MTAR Technologies Ltd. *	50,049	1,525,096
NHPC Ltd.	1,643,520	1,042,935
One 97 Communications, Ltd. *	147,408	1,518,421
PB Fintech Ltd. *	94,272	866,022
Rainbow Children's Medicare Ltd.	86,013	1,063,507
Raymond Ltd.	24,806	539,040
Sula Vineyards Ltd.	192,323	1,075,663
Syngene International Ltd. [1]	89,292	863,017
Titagarh Rail System Ltd.	57,064	533,803
TVS Motor Co. Ltd.	44,987	822,049
Varun Beverages Ltd.	137,511	1,561,211
		30,642,706
China — 12.38%
Estun Automation Co. Ltd. - A	174,278	527,569
Hygeia Healthcare Holdings Co. Ltd. [1]	390,400	2,184,419
Jiangsu Hengli Hydraulic Co. Ltd. - A	120,450	1,056,377
Man Wah Holdings Ltd.	1,999,200	1,397,322
Pacific Basin Shipping Ltd.	5,551,000	1,594,845
Proya Cosmetics Co. Ltd. - A	39,348	548,509
SITC International Holdings Co. Ltd.	901,000	1,511,705
Spring Airlines Co. Ltd. - A *	107,300	806,512
Sunresin New Materials Co. Ltd. - A	71,016	568,543
Yadea Group Holdings Ltd. [1]	720,000	1,333,287
Yihai International Holding Ltd. *	420,000	720,604
Zhejiang Weixing New Building Materials Co. Ltd. - A	203,868	510,954
		12,760,646
	Shares, Principal Amount, or Number of Contracts	Value
Taiwan — 11.53%
Accton Technology Corp.	150,000	$2,301,327
Chroma ATE, Inc.	184,000	1,577,940
Eclat Textile Co. Ltd.	57,000	860,092
eMemory Technology, Inc.	25,000	1,569,594
Lite-On Technology Corp.	347,000	1,310,067
Makalot Industrial Co. Ltd.	54,000	562,389
Sinbon Electronics Co. Ltd.	80,000	801,917
Voltronic Power Technology Corp.	31,550	1,553,742
Wiwynn Corp.	29,000	1,352,289
		11,889,357
South Korea — 3.00%
HPSP Co. Ltd.	30,050	669,701
Park Systems Corp.	7,612	919,012
Samsung Engineering Co. Ltd. *	67,024	1,499,802
		3,088,515
Vietnam — 2.85%
FPT Corp. ^	759,782	2,939,868
Kazakhstan — 2.08%
Kaspi.KZ JSC 1,2,^	22,166	2,145,669
Thailand — 1.38%
Bumrungrad Hospital PCL - NVDR	194,400	1,427,350
Indonesia — 1.01%
Mitra Adiperkasa Tbk PT	8,798,100	1,036,075
Total FAR EAST (Cost $57,086,647)		65,930,186
NORTH AMERICA — 12.34%
Mexico — 9.30%
Alsea SAB de CV *	283,400	1,034,241
FIBRA Macquarie Mexico [1]	393,400	660,501
GCC SAB de CV	133,700	1,258,710
Grupo Aeroportuario del Centro Norte SAB de CV - ADR [2]	22,056	1,916,887
Prologis Property Mexico SA de CV	220,500	759,904
Ternium SA - SP ADR [2]	40,608	1,620,259
TF Administradora Industrial S de RL de CV	417,300	738,701
Vista Energy SAB de CV 2,*	52,497	1,595,384
		9,584,587
Canada — 2.58%
Filo Corp. *	35,900	536,286
Ivanhoe Mines Ltd. - A *	247,994	2,125,272
		2,661,558
United States — 0.46%
Copa Holdings SA - A	5,320	474,118
Total NORTH AMERICA (Cost $12,065,054)		12,720,263

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOUTH AMERICA — 7.94%
Brazil — 7.94%
CM Hospitalar SA *	144,400	$481,759
Cury Construtora e Incorporadora SA	412,867	1,335,552
Orizon Valorizacao de Residuos SA *	189,800	1,389,550
PRIO SA *	131,900	1,233,311
Rumo SA	342,400	1,559,228
Santos Brasil Participacoes SA	711,000	1,212,217
SLC Agricola SA	124,300	972,332
		8,183,949
Total SOUTH AMERICA (Cost $7,143,764)		8,183,949
MIDDLE EAST — 6.72%
United Arab Emirates — 2.91%
Abu Dhabi Ports Co. PJSC *	807,845	1,418,800
Emirates Central Cooling Systems Corp.	3,078,162	1,580,299
		2,999,099
Saudi Arabia — 2.87%
Arabian Drilling Co. *	20,482	1,024,668
Leejam Sports Co. JSC	21,929	831,448
Saudi Airlines Catering Co.	40,326	1,107,488
		2,963,604
Qatar — 0.94%
Qatar Gas Transport Co. Ltd.	948,814	970,028
Total MIDDLE EAST (Cost $5,662,243)		6,932,731
EUROPE — 3.97%
Turkey — 1.77%
Celebi Hava Servisi AS	23,194	795,170
Tofas Turk Otomobil Fabrikasi AS	95,641	1,029,415
		1,824,585
Norway — 1.23%
Seadrill Ltd. 2,*	28,346	1,269,617
Poland — 0.97%
Dino Polska SA 1,*	12,267	994,162
Total EUROPE (Cost $4,353,670)		4,088,364
Total COMMON STOCKS (Cost $86,311,378)		97,855,493
PREFERRED STOCKS — 1.53%
SOUTH AMERICA — 1.53%
Brazil — 1.53%
Azul SA *	273,700	787,360
	Shares, Principal Amount, or Number of Contracts	Value
Bradespar SA, 5.44% [3]	174,100	$788,317
		1,575,677
Total SOUTH AMERICA (Cost $1,571,996)		1,575,677
Total PREFERRED STOCKS (Cost $1,571,996)		1,575,677
SHORT TERM INVESTMENTS — 8.04%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.22% [4] (Cost $8,285,860)	8,285,860	8,285,860

TOTAL INVESTMENTS (Cost $96,169,234)	104.49%	$107,717,030
Liabilities in Excess of Other Assets	(4.49)%	(4,629,034)
Net Assets	100.00%	$103,087,996

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $11,009,337, which represents 11% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of September 30, 2023 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 93.99%
NORTH AMERICA — 59.84%
United States — 52.96%
Alphabet, Inc. - A *	6,576	$860,535
Amazon.com Ltd. *	8,836	1,123,232
Amphenol Corp. - A	4,526	380,139
Apple, Inc.	5,015	858,618
Applied Materials, Inc.	2,695	373,123
Arista Networks, Inc. *	1,706	313,785
Becton Dickinson & Co.	2,377	614,526
Boston Scientific Corp. *	5,437	287,074
Broadcom, Inc.	611	507,484
Celsius Holdings, Inc. *	1,771	303,904
Chipotle Mexican Grill, Inc. *	268	490,930
Eli Lilly & Co.	604	324,426
Equinix, Inc.	515	374,024
Exxon Mobil Corp.	13,084	1,538,417
Fluor Corp. *	7,092	260,276
Gitlab, Inc. - A *	10,191	460,837
JPMorgan Chase & Co.	5,226	757,874
Marriott International, Inc. - A	1,596	313,710
Mastercard, Inc. - A	1,289	510,328
McKesson Corp.	1,141	496,164
Meta Platforms, Inc. - A *	3,999	1,200,540
Microsoft Corp.	5,749	1,815,247
Molson Coors Beverage Co. - B	3,984	253,343
Mondelez International, Inc. - A	5,206	361,296
MongoDB, Inc. *	1,747	604,217
Monolithic Power Systems, Inc.	427	197,274
Netflix, Inc. *	1,447	546,387
NVIDIA Corp.	1,938	843,011
Oracle Corp.	3,660	387,667
PACCAR, Inc.	6,688	568,614
Procore Technologies, Inc. *	8,638	564,234
Quanta Services, Inc.	2,674	500,225
Roper Technologies, Inc.	1,513	732,716
Samsonite International SA 1,*	172,554	590,087
ServiceNow, Inc. *	1,136	634,979
SiTime Corp. *	1,879	214,676
Southern Copper Corp.	6,709	505,121
Super Micro Computer, Inc. *	1,029	282,172
Synopsys, Inc. *	670	307,510
The Boeing Co. *	3,103	594,783
Uber Technologies, Inc. *	19,894	914,925
UnitedHealth Group, Inc.	1,311	660,993
Vertex Pharmaceuticals, Inc. *	1,688	586,985
Walmart, Inc.	5,697	911,121
Yum! Brands, Inc.	1,553	194,032
		26,121,561
Canada — 4.91%
Alimentation Couche-Tard, Inc.	11,600	589,117
Cameco Corp. [2]	11,753	465,889
Dollarama, Inc.	7,000	482,283
Franco-Nevada Corp.	1,900	253,655
	Shares, Principal Amount, or Number of Contracts	Value
Nutrien Ltd. [2]	10,207	$630,384
		2,421,328
Mexico — 1.37%
Grupo Financiero Banorte SAB de CV - O	80,971	678,665
Curacao — 0.60%
Schlumberger NV [2]	5,068	295,464
Total NORTH AMERICA (Cost $27,285,408)		29,517,018
EUROPE — 19.06%
United Kingdom — 6.92%
AstraZeneca PLC - SP ADR [2]	9,781	662,369
RELX PLC	16,325	550,804
Rolls-Royce Holdings PLC *	319,627	856,404
Shell PLC	32,510	1,046,591
Unilever PLC	6,015	297,787
		3,413,955
France — 3.96%
Accor SA	14,270	479,963
Safran SA	1,840	288,345
Sanofi	3,747	402,335
Schneider Electric SE	2,874	473,613
Ubisoft Entertainment SA *	9,498	307,800
		1,952,056
Spain — 2.98%
Banco Bilbao Vizcaya Argentaria SA	85,841	694,705
Iberdrola SA	36,093	403,680
Industria de Diseno Textil SA	9,953	370,372
		1,468,757
Netherlands — 2.55%
Airbus SE	2,747	367,682
ASM International NV	717	299,414
BE Semiconductor Industries NV	2,613	255,568
ING Groep NV	25,451	335,446
		1,258,110
Italy — 0.98%
UniCredit SpA	20,294	483,533
Ireland — 0.64%
Linde PLC [2]	854	317,987
Jersey, C.I. — 0.55%
Ferguson PLC [2]	1,643	270,224
Switzerland — 0.48%
On Holding AG - A 2,*	8,468	235,580
Total EUROPE (Cost $9,207,898)		9,400,202
FAR EAST — 14.04%
Japan — 6.22%
Japan Airport Terminal Co. Ltd.	9,200	389,752
Mitsubishi UFJ Financial Group, Inc.	64,800	549,125
Nintendo Co. Ltd.	11,400	473,704

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Panasonic Holdings Corp.	38,900	$439,095
Sony Group Corp.	8,300	678,737
Unicharm Corp.	15,200	537,438
		3,067,851
India — 2.38%
ICICI Bank Ltd. - SP ADR [2]	20,889	482,954
KPIT Technologies Ltd.	7,166	99,076
One 97 Communications, Ltd. *	30,209	311,177
Titan Co. Ltd.	7,458	282,114
		1,175,321
South Korea — 1.72%
Samsung Electronics Co. Ltd.	9,728	491,791
SK Hynix, Inc.	4,187	354,491
		846,282
Taiwan — 1.18%
Delta Electronics, Inc.	33,986	342,304
Taiwan Semiconductor Manufacturing Co. Ltd.	14,668	239,180
		581,484
Philippines — 0.79%
BDO Unibank, Inc.	156,000	390,448
China — 0.70%
Tencent Holdings Ltd.	8,853	343,177
Indonesia — 0.53%
Bank Central Asia Tbk PT	462,045	263,243
Singapore — 0.52%
United Overseas Bank Ltd.	12,200	254,103
Total FAR EAST (Cost $6,028,201)		6,921,909
SOUTH AMERICA — 1.05%
Brazil — 1.05%
Petroleo Brasileiro SA - SP ADR [2]	34,524	517,515
Total SOUTH AMERICA (Cost $490,651)		517,515
Total COMMON STOCKS (Cost $43,012,158)		46,356,644
SHORT TERM INVESTMENTS — 4.99%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.22% [3] (Cost $2,462,900)	2,462,900	2,462,900

TOTAL INVESTMENTS (Cost $45,475,058)	98.98%	$48,819,544
Other Assets In Excess of Liabilities	1.02%	504,517
Net Assets	100.00%	$49,324,061

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $590,087, which represents 1% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of September 30, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.01%
EUROPE — 46.40%
Germany — 8.28%
AIXTRON SE	92,055	$3,371,861
Covestro AG 1,*	42,740	2,298,341
CTS Eventim AG & Co KGaA	23,137	1,313,339
Fielmann AG	19,608	845,274
Gerresheimer AG	20,377	2,135,126
HUGO BOSS AG	37,548	2,373,436
KION Group AG	48,585	1,858,337
Scout24 SE [1]	31,039	2,152,200
		16,347,914
United Kingdom — 7.19%
Abcam PLC - SP ADR 2,*	44,049	996,829
ConvaTec Group PLC [1]	1,337,329	3,544,019
Cranswick PLC	23,151	1,000,280
Fevertree Drinks PLC	43,348	634,667
Network International Holdings PLC 1,*	261,289	1,243,075
Rolls-Royce Holdings PLC *	970,809	2,601,171
Serco Group PLC	1,175,125	2,136,317
WH Smith PLC	125,663	2,051,744
		14,208,102
Italy — 4.44%
Banco BPM SpA	483,360	2,302,006
Buzzi SpA	37,985	1,038,024
Leonardo SpA	244,652	3,523,935
Saipem SpA *	1,249,879	1,901,302
		8,765,267
Switzerland — 3.62%
Comet Holding AG	7,208	1,602,602
Flughafen Zurich AG	12,836	2,443,925
Siegfried Holding AG *	1,990	1,699,710
Tecan Group AG	4,185	1,406,667
		7,152,904
Norway — 3.30%
Aker Solutions ASA	359,994	1,448,524
Schibsted ASA - A	99,934	2,242,538
Seadrill Ltd. 2,*	63,284	2,834,490
		6,525,552
Ireland — 3.12%
Glanbia PLC	270,982	4,369,060
James Hardie Industries PLC *	68,713	1,797,068
		6,166,128
France — 3.01%
Coface SA	108,322	1,379,058
Sopra Steria Group SACA	15,985	3,299,925
Ubisoft Entertainment SA *	39,353	1,275,306
		5,954,289
Spain — 2.88%
Fluidra SA	94,656	1,931,398
Indra Sistemas SA	197,655	2,856,049
	Shares, Principal Amount, or Number of Contracts	Value
Viscofan SA	14,913	$910,448
		5,697,895
Netherlands — 2.88%
BE Semiconductor Industries NV	8,964	876,737
Fugro NV *	229,873	3,524,035
Redcare Pharmacy NV 1,*	12,093	1,285,612
		5,686,384
Finland — 2.20%
Metso Outotec OYJ	414,309	4,344,803
Belgium — 1.37%
Lotus Bakeries NV	219	1,779,334
Shurgard Self Storage Ltd.	23,318	923,204
		2,702,538
Austria — 1.33%
DO & CO AG	23,940	2,627,237
Sweden — 1.01%
The Thule Group AB [1]	75,931	1,986,114
Denmark — 0.92%
Royal Unibrew A/S	23,547	1,818,546
Jersey, C.I. — 0.85%
Yellow Cake PLC 1,*	246,991	1,684,828
Total EUROPE (Cost $83,870,593)		91,668,501
FAR EAST — 35.25%
Japan — 21.31%
ABC-Mart, Inc.	131,000	2,354,351
Asahi Intecc Co. Ltd.	69,800	1,251,401
Asics Corp.	90,800	3,161,800
Azbil Corp.	75,600	2,309,538
Capcom Co. Ltd.	31,900	1,148,136
CKD Corp.	105,700	1,453,120
Fujitec Co. Ltd.	60,150	1,386,336
Fukuoka Financial Group, Inc.	57,200	1,368,604
Harmonic Drive Systems, Inc.	51,200	1,134,672
Hoshizaki Corp.	79,000	2,742,429
Japan Airport Terminal Co. Ltd.	31,100	1,317,532
Kusuri no Aoki Holdings Co. Ltd.	37,100	2,147,821
Life Corp.	44,100	1,073,972
MonotaRO Co. Ltd.	162,990	1,737,668
Morinaga & Co. Ltd.	75,900	2,741,756
Morinaga Milk Industry Co. Ltd.	44,200	1,663,165
Nichias Corp.	53,630	1,098,955
NOF Corp.	23,800	950,137
OBIC Business Co.nsultants Co. Ltd.	43,000	1,779,607
Rohto Pharmaceutical Co. Ltd.	106,900	2,898,469
Ryohin Keikaku Co. Ltd.	126,000	1,629,782
Sundrug Co. Ltd.	70,000	1,897,237
Tazmo Co. Ltd.	51,900	1,011,386
Yokogawa Electric Corp.	95,800	1,849,008
		42,106,882

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
India — 4.97%
APL Apollo Tubes Ltd.	93,169	$1,819,830
Indian Hotels Co. Ltd.	369,767	1,825,584
KPIT Technologies Ltd.	90,873	1,256,392
Max Healthcare Institute Ltd.	201,583	1,377,016
NHPC Ltd.	1,592,825	1,010,765
One 97 Communications, Ltd. *	144,875	1,492,329
Syngene International Ltd. [1]	107,254	1,036,622
		9,818,538
Taiwan — 2.29%
Alchip Technologies Ltd.	8,000	670,567
Hiwin Technologies Corp.	160,000	1,010,591
Lotes Co. Ltd.	37,000	945,544
Vanguard International Semiconductor Corp.	478,000	1,010,119
Wiwynn Corp.	19,000	885,982
		4,522,803
Indonesia — 1.57%
Indosat Tbk PT	2,603,200	1,654,372
Sumber Alfaria Trijaya Tbk PT	7,562,400	1,447,137
		3,101,509
Australia — 1.49%
AUB Group Ltd.	53,192	992,382
Cochlear Ltd.	6,740	1,103,899
Paladin Energy Ltd. *	1,194,949	834,681
		2,930,962
South Korea — 1.22%
HPSP Co. Ltd.	33,306	742,265
KT Corp.	67,761	1,668,539
		2,410,804
Thailand — 1.04%
Bumrungrad Hospital PCL - NVDR	280,600	2,060,260
Singapore — 0.97%
Hafnia Ltd.	308,832	1,915,530
China — 0.39%
Topsports International Holdings Ltd. [1]	1,028,000	777,212
Total FAR EAST (Cost $68,720,105)		69,644,500
NORTH AMERICA — 12.49%
Canada — 9.08%
Boardwalk REIT	43,974	2,163,006
Boyd Group Services, Inc.	5,400	960,252
CAE, Inc. *	109,900	2,565,749
Cameco Corp.	72,500	2,876,514
Celestica, Inc. *	106,300	2,601,444
Element Fleet Management Corp.	179,700	2,578,578
Kinaxis, Inc. *	24,311	2,741,733
Maple Leaf Foods, Inc.	44,300	851,264
Xenon Pharmaceuticals, Inc. 2,*	17,491	597,493
		17,936,033
	Shares, Principal Amount, or Number of Contracts	Value
United States — 1.78%
Samsonite International SA 1,*	1,029,600	$3,520,951
Mexico — 1.63%
GCC SAB de CV	180,686	1,701,056
Gruma SAB de CV - B	88,910	1,518,676
		3,219,732
Total NORTH AMERICA (Cost $21,662,382)		24,676,716
SOUTH AMERICA — 1.55%
Brazil — 1.55%
Direcional Engenharia SA	256,510	983,878
Embraer SA - SP ADR 2,*	151,169	2,074,039
		3,057,917
Total SOUTH AMERICA (Cost $3,019,210)		3,057,917
MIDDLE EAST — 1.32%
Israel — 1.32%
Camtek Ltd. 2,*	18,073	1,125,225
Nice Ltd. - SP ADR 2,*	8,749	1,487,330
		2,612,555
Total MIDDLE EAST (Cost $2,585,981)		2,612,555
Total COMMON STOCKS (Cost $179,858,271)		191,660,189
PREFERRED STOCKS — 1.08%
EUROPE — 1.08%
Germany — 1.08%
Fuchs Petrolub SE, 1.07% [3]	55,124	2,136,835
Total EUROPE (Cost $2,013,550)		2,136,835
Total PREFERRED STOCKS (Cost $2,013,550)		2,136,835
SHORT TERM INVESTMENTS — 1.14%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.22% [4] (Cost $2,247,595)	2,247,595	2,247,595

TOTAL INVESTMENTS (Cost $184,119,416)	99.23%	$196,044,619
Other Assets In Excess of Liabilities	0.77%	1,530,974
Net Assets	100.00%	$197,575,593

NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

SP ADR	Sponsored American Depositary Receipt

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $19,528,974, which represents 10% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[4]	7 day current yield as of September 30, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.23%
HEALTH CARE — 29.44%
Biotechnology — 18.43%
89bio, Inc. *	50,029	$772,448
ACELYRIN, Inc. *	59,920	609,386
ADMA Biologics, Inc. *	290,845	1,041,225
Aerovate Therapeutics, Inc. *	35,199	477,650
Apogee Therapeutics, Inc. *	43,616	929,021
Astria Therapeutics, Inc. *	74,313	554,375
Avita Medical, Inc. *	33,173	484,658
Biohaven Ltd. *	4,516	117,461
Biomea Fusion, Inc. *	42,978	591,377
Crinetics Pharmaceuticals, Inc. *	163,877	4,873,702
Day One Biopharmaceuticals, Inc. *	56,519	693,488
Dynavax Technologies Corp. *	187,828	2,774,220
Ideaya Biosciences, Inc. *	70,482	1,901,604
ImmunoGen, Inc. *	166,747	2,646,275
Ironwood Pharmaceuticals, Inc. *	51,561	496,532
KalVista Pharmaceuticals, Inc. *	67,317	648,263
Kiniksa Pharmaceuticals Ltd. - A *	58,329	1,013,175
Merus NV 1,*	79,770	1,880,977
Mineralys Therapeutics, Inc. *	33,920	322,579
Morphic Holding, Inc. *	16,219	371,577
Nuvalent, Inc. - A *	69,150	3,178,826
REVOLUTION Medicines, Inc. *	25,250	698,920
Rhythm Pharmaceuticals, Inc. *	29,126	667,714
SpringWorks Therapeutics, Inc. *	46,037	1,064,375
Vaxcyte, Inc. *	49,501	2,523,561
Veracyte, Inc. *	47,830	1,068,044
Xenon Pharmaceuticals, Inc. 1,*	127,639	4,360,148
		36,761,581
Health Care Equipment & Supplies — 6.03%
Alphatec Holdings, Inc. *	153,267	1,987,873
Cutera, Inc. *	33,873	203,915
EDAP TMS SA - ADR 1,*	81,714	573,632
Establishment Labs Holdings, Inc. 1,*	17,761	871,532
Inspire Medical Systems, Inc. *	3,892	772,329
LeMaitre Vascular, Inc.	14,005	762,992
PROCEPT BioRobotics Corp. *	27,821	912,807
RxSight, Inc. *	68,766	1,917,884
Tactile Systems Technology, Inc. *	55,919	785,662
TransMedics Group, Inc. *	43,322	2,371,880
Treace Medical Concepts, Inc. *	66,074	866,230
		12,026,736
	Shares, Principal Amount, or Number of Contracts	Value
Pharmaceuticals — 4.11%
Harrow Health, Inc. *	66,679	$958,177
Structure Therapeutics, Inc. *	86,583	4,365,515
Terns Pharmaceuticals, Inc. *	76,878	386,697
Ventyx Biosciences, Inc. *	71,604	2,486,807
		8,197,196
Health Care Providers & Services — 0.87%
NeoGenomics, Inc. *	51,300	630,990
PetIQ, Inc. *	56,369	1,110,469
		1,741,459
Total HEALTH CARE (Cost $49,359,536)		58,726,972
INDUSTRIALS — 17.77%
Machinery — 3.91%
Blue Bird Corp. *	64,253	1,371,801
Energy Recovery, Inc. *	63,303	1,342,657
Federal Signal Corp.	49,052	2,929,876
Wabash National Corp.	102,217	2,158,823
		7,803,157
Construction & Engineering — 3.84%
MYR Group, Inc. *	15,745	2,121,796
Primoris Services Corp.	74,485	2,437,894
Sterling Infrastructure, Inc. *	42,084	3,092,333
		7,652,023
Trading Companies & Distributors — 3.04%
FTAI Aviation Ltd.	80,564	2,864,050
GMS, Inc. *	11,992	767,128
Hudson Technologies, Inc. *	98,075	1,304,398
McGrath RentCorp	11,354	1,138,125
		6,073,701
Professional Services — 1.65%
Huron Consulting Group, Inc. *	22,219	2,314,331
Upwork, Inc. *	85,295	968,951
		3,283,282
Commercial Services & Supplies — 1.58%
ACV Auctions, Inc. - A *	105,920	1,607,866
Montrose Environmental Group, Inc. *	41,862	1,224,882
Performant Financial Corp. *	139,653	315,616
		3,148,364
Electrical Equipment — 1.55%
Enovix Corp. *	152,645	1,915,695
Fluence Energy, Inc. *	51,472	1,183,341
		3,099,036
Aerospace & Defense — 1.32%
AAR Corp. *	44,116	2,626,225
Building Products — 0.58%
Tecnoglass, Inc.	35,272	1,162,565

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Passenger Airlines — 0.30%
Sun Country Airlines Holdings, Inc. *	40,721	$604,300
Total INDUSTRIALS (Cost $31,145,664)		35,452,653
INFORMATION TECHNOLOGY — 15.08%
Semiconductors & Semiconductor Equipment — 7.94%
Aehr Test Systems *	106,242	4,855,259
Axcelis Technologies, Inc. *	14,840	2,419,662
Camtek Ltd. 1,*	64,143	3,993,543
Credo Technology Group Holding Ltd. *	61,099	931,760
PDF Solutions, Inc. *	23,329	755,860
SkyWater Technology, Inc. *	92,534	557,055
SMART Global Holdings, Inc. *	95,610	2,328,103
		15,841,242
Communications Equipment — 2.45%
Applied Optoelectronics, Inc. *	159,824	1,753,269
Aviat Networks, Inc. *	11,289	352,217
Digi International, Inc. *	60,178	1,624,806
Extreme Networks, Inc. *	47,514	1,150,314
		4,880,606
Software — 2.27%
Agilysys, Inc. *	36,332	2,403,725
Alkami Technology, Inc. *	28,608	521,238
Couchbase, Inc. *	52,966	908,896
Yext, Inc. *	109,684	694,300
		4,528,159
Electronic Equipment, Instruments & Components — 1.49%
Arlo Technologies, Inc. *	243,131	2,504,249
Evolv Technologies Holdings, Inc. *	94,711	460,296
		2,964,545
IT Services — 0.93%
Fastly, Inc. - A *	97,209	1,863,497
Total INFORMATION TECHNOLOGY (Cost $25,104,801)		30,078,049
CONSUMER DISCRETIONARY — 13.14%
Automobile Components — 3.53%
Gentherm, Inc. *	14,096	764,849
Modine Manufacturing Co. *	87,193	3,989,080
XPEL, Inc. *	29,647	2,286,080
		7,040,009
Diversified Consumer Services — 3.28%
OneSpaWorld Holdings Ltd. 1,*	230,023	2,580,858
Stride, Inc. *	35,022	1,577,041
	Shares, Principal Amount, or Number of Contracts	Value
WW International, Inc. *	215,738	$2,388,219
		6,546,118
Hotels, Restaurants & Leisure — 3.16%
First Watch Restaurant Group, Inc. *	74,185	1,282,659
Genius Sports Ltd. 1,*	170,356	907,997
Kura Sushi USA, Inc. - A *	34,411	2,275,255
Xponential Fitness, Inc. - A *	117,968	1,828,504
		6,294,415
Specialty Retail — 1.73%
Abercrombie & Fitch Co. - A *	37,320	2,103,729
Arhaus, Inc. *	145,717	1,355,168
		3,458,897
Household Durables — 1.44%
Beazer Homes USA, Inc. *	31,735	790,519
Century Communities, Inc.	13,258	885,369
Installed Building Products, Inc.	9,583	1,196,821
		2,872,709
Total CONSUMER DISCRETIONARY (Cost $23,078,099)		26,212,148
FINANCIALS — 5.40%
Financial Services — 2.49%
Flywire Corp. *	79,115	2,522,977
Remitly Global, Inc. *	96,743	2,439,859
		4,962,836
Banks — 1.73%
The Bancorp, Inc. *	64,952	2,240,844
Triumph Financial, Inc. *	18,566	1,202,891
		3,443,735
Insurance — 0.68%
Skyward Specialty Insurance Group, Inc. *	49,962	1,366,960
Capital Markets — 0.50%
PJT Partners, Inc. - A	12,525	994,986
Total FINANCIALS (Cost $9,295,312)		10,768,517
CONSUMER STAPLES — 5.38%
Beverages — 3.28%
Celsius Holdings, Inc. *	12,775	2,192,190
MGP Ingredients, Inc.	14,152	1,492,753
The Vita Coco Co., Inc. *	109,784	2,858,775
		6,543,718
Personal Care Products — 1.62%
elf Beauty, Inc. *	29,331	3,221,424
Food Products — 0.48%
Sovos Brands, Inc. *	32,185	725,772

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
The Real Good Food Co., Inc. *	70,295	$235,488
		961,260
Total CONSUMER STAPLES (Cost $5,474,107)		10,726,402
ENERGY — 5.28%
Energy Equipment & Services — 3.62%
Diamond Offshore Drilling, Inc. *	115,086	1,689,463
Oceaneering International, Inc. *	113,776	2,926,319
Tidewater, Inc. *	36,692	2,607,700
		7,223,482
Oil, Gas & Consumable Fuels — 1.66%
Green Plains, Inc. *	36,115	1,087,062
Uranium Energy Corp. *	430,249	2,215,782
		3,302,844
Total ENERGY (Cost $9,068,694)		10,526,326
MATERIALS — 2.88%
Metals & Mining — 1.60%
ATI, Inc. *	77,683	3,196,655
Construction Materials — 1.28%
Knife River Corp. *	52,253	2,551,514
Total MATERIALS (Cost $4,416,949)		5,748,169
COMMUNICATION SERVICES — 2.86%
Media — 2.20%
Gambling.com Group Ltd. 1,*	116,008	1,517,384
Magnite, Inc. *	92,068	694,193
Perion Network Ltd. 1,*	71,043	2,176,047
		4,387,624
Interactive Media & Services — 0.66%
Eventbrite, Inc. - A *	134,679	1,327,935
Total COMMUNICATION SERVICES (Cost $5,211,279)		5,715,559
Total COMMON STOCKS (Cost $162,154,441)		193,954,795
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.99%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.22% [2] (Cost $5,970,515)	5,970,515	$5,970,515

TOTAL INVESTMENTS (Cost $168,124,956)	100.22%	$199,925,310
Liabilities In Excess of Other Assets	(0.22)%	(435,138)
Net Assets	100.00%	$199,490,172

ADR	American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.69%
INDUSTRIALS — 27.54%
Machinery — 5.28%
Chart Industries, Inc. *	58,170	$9,837,710
Esab Corp.	52,619	3,694,906
Federal Signal Corp.	79,081	4,723,508
SPX Technologies, Inc. *	73,274	5,964,504
Terex Corp.	33,806	1,947,902
		26,168,530
Trading Companies & Distributors — 5.27%
Applied Industrial Technologies, Inc.	47,373	7,324,340
Core & Main, Inc. - A *	149,317	4,307,795
FTAI Aviation Ltd.	207,792	7,387,006
SiteOne Landscape Supply, Inc. *	43,652	7,134,919
		26,154,060
Construction & Engineering — 4.93%
Arcosa, Inc.	54,925	3,949,108
Comfort Systems USA, Inc.	43,884	7,478,272
EMCOR Group, Inc.	15,128	3,182,780
Fluor Corp. *	178,829	6,563,024
WillScot Mobile Mini Holdings Corp. *	78,447	3,262,611
		24,435,795
Building Products — 3.55%
AAON, Inc.	81,192	4,617,389
Hayward Holdings, Inc. *	363,673	5,127,789
Simpson Manufacturing Co., Inc.	26,120	3,913,037
The AZEK Co., Inc. *	133,518	3,970,826
		17,629,041
Electrical Equipment — 2.72%
Array Technologies, Inc. *	100,004	2,219,089
Atkore, Inc. *	25,010	3,731,242
Enovix Corp. *	318,838	4,001,417
NEXTracker, Inc. - A *	87,952	3,532,152
		13,483,900
Aerospace & Defense — 1.92%
Axon Enterprise, Inc. *	32,916	6,549,955
Moog, Inc. - A	26,303	2,971,187
		9,521,142
Commercial Services & Supplies — 1.73%
MSA Safety, Inc.	29,622	4,669,908
Tetra Tech, Inc.	25,645	3,898,810
		8,568,718
Ground Transportation — 1.64%
Saia, Inc. *	20,399	8,132,061
	Shares, Principal Amount, or Number of Contracts	Value
Professional Services — 0.50%
FTI Consulting, Inc. *	13,969	$2,492,209
Total INDUSTRIALS (Cost $117,992,329)		136,585,456
INFORMATION TECHNOLOGY — 23.43%
Software — 9.19%
Agilysys, Inc. *	42,505	2,812,131
Appfolio, Inc. - A *	32,477	5,931,274
Braze, Inc. - A *	80,471	3,760,410
CyberArk Software Ltd. *	32,891	5,386,559
Freshworks, Inc. - A *	116,572	2,322,114
Gitlab, Inc. - A *	76,116	3,441,965
Monday.com Ltd. *	58,609	9,331,725
Procore Technologies, Inc. *	116,218	7,591,360
SPS Commerce, Inc. *	29,244	4,989,319
		45,566,857
Semiconductors & Semiconductor Equipment — 6.78%
Aehr Test Systems *	101,078	4,619,265
Axcelis Technologies, Inc. *	46,568	7,592,912
Camtek Ltd. 1,*	132,627	8,257,357
Lattice Semiconductor Corp. *	28,963	2,488,791
Onto Innovation, Inc. *	48,874	6,232,412
Rambus, Inc. *	79,886	4,456,840
		33,647,577
Technology Hardware, Storage & Peripherals — 3.20%
Super Micro Computer, Inc. *	57,792	15,847,722
Electronic Equipment, Instruments & Components — 2.57%
Badger Meter, Inc.	31,928	4,593,481
Celestica, Inc. 1,*	197,178	4,834,805
Fabrinet 1,*	19,935	3,321,570
		12,749,856
Communications Equipment — 0.85%
Digi International, Inc. *	35,835	967,545
Extreme Networks, Inc. *	134,457	3,255,204
		4,222,749
IT Services — 0.84%
Fastly, Inc. - A *	217,198	4,163,686
Total INFORMATION TECHNOLOGY (Cost $95,048,284)		116,198,447
HEALTH CARE — 15.71%
Biotechnology — 9.93%
ACELYRIN, Inc. *	130,701	1,329,229
Apellis Pharmaceuticals, Inc. *	34,819	1,324,515
Apogee Therapeutics, Inc. *	104,762	2,231,431
Biomea Fusion, Inc. *	63,843	878,480
Crinetics Pharmaceuticals, Inc. *	242,868	7,222,894
Halozyme Therapeutics, Inc. *	64,478	2,463,060

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Karuna Therapeutics, Inc. *	11,883	$2,009,296
Krystal Biotech, Inc. *	38,150	4,425,400
Merus NV 1,*	85,742	2,021,796
Natera, Inc. *	81,790	3,619,207
Nuvalent, Inc. - A *	123,416	5,673,434
Ultragenyx Pharmaceutical, Inc. *	42,481	1,514,448
Vaxcyte, Inc. *	115,974	5,912,355
Xenon Pharmaceuticals, Inc. 1,*	252,384	8,621,437
		49,246,982
Health Care Equipment & Supplies — 3.68%
Alphatec Holdings, Inc. *	231,241	2,999,196
Axonics, Inc. *	42,212	2,368,937
Glaukos Corp. *	71,432	5,375,258
Inspire Medical Systems, Inc. *	15,018	2,980,172
TransMedics Group, Inc. *	82,668	4,526,073
		18,249,636
Pharmaceuticals — 2.10%
Axsome Therapeutics, Inc. *	47,788	3,339,903
Structure Therapeutics, Inc. *	82,676	4,168,524
Ventyx Biosciences, Inc. *	83,437	2,897,767
		10,406,194
Total HEALTH CARE (Cost $70,003,500)		77,902,812
ENERGY — 8.82%
Energy Equipment & Services — 6.62%
Noble Corp. PLC [1]	99,931	5,061,505
TechnipFMC PLC [1]	508,391	10,340,673
Tidewater, Inc. *	90,378	6,423,164
Transocean Ltd. 1,2,*	635,589	5,218,186
Weatherford International PLC *	64,051	5,785,727
		32,829,255
Oil, Gas & Consumable Fuels — 2.20%
Cameco Corp. [1]	275,397	10,916,737
Total ENERGY (Cost $33,692,552)		43,745,992
CONSUMER STAPLES — 7.88%
Personal Care Products — 4.26%
BellRing Brands, Inc. *	202,131	8,333,861
elf Beauty, Inc. *	70,614	7,755,536
Inter Parfums, Inc.	37,479	5,034,929
		21,124,326
Beverages — 3.00%
Celsius Holdings, Inc. *	67,125	11,518,650
MGP Ingredients, Inc.	31,940	3,369,031
		14,887,681
	Shares, Principal Amount, or Number of Contracts	Value
Food Products — 0.62%
Freshpet, Inc. *	46,629	$3,071,918
Total CONSUMER STAPLES (Cost $23,791,255)		39,083,925
CONSUMER DISCRETIONARY — 7.29%
Household Durables — 1.79%
Installed Building Products, Inc.	23,937	2,989,492
Meritage Homes Corp.	19,179	2,347,318
Skyline Champion Corp. *	55,840	3,558,125
		8,894,935
Diversified Consumer Services — 1.54%
Duolingo, Inc. *	34,844	5,779,574
WW International, Inc. *	168,581	1,866,192
		7,645,766
Broadline Retail — 1.40%
Ollie's Bargain Outlet Holdings, Inc. *	66,030	5,096,195
Savers Value Village, Inc. *	97,955	1,828,820
		6,925,015
Automobile Components — 1.27%
Gentherm, Inc. *	21,420	1,162,249
Visteon Corp. *	37,247	5,142,693
		6,304,942
Hotels, Restaurants & Leisure — 1.01%
Cava Group, Inc. *	55,096	1,687,590
Xponential Fitness, Inc. - A *	212,794	3,298,307
		4,985,897
Specialty Retail — 0.28%
Carvana Co. *	33,013	1,385,886
Total CONSUMER DISCRETIONARY (Cost $36,518,768)		36,142,441
FINANCIALS — 5.42%
Insurance — 2.66%
Kinsale Capital Group, Inc.	31,854	13,191,697
Financial Services — 1.91%
Flywire Corp. *	178,671	5,697,818
Remitly Global, Inc. *	150,110	3,785,775
		9,483,593
Capital Markets — 0.85%
Evercore, Inc. - A	30,573	4,215,405
Total FINANCIALS (Cost $18,672,575)		26,890,695
MATERIALS — 2.98%
Metals & Mining — 2.62%
ATI, Inc. *	188,443	7,754,429

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Carpenter Technology Corp.	78,081	$5,247,824
		13,002,253
Construction Materials — 0.36%
Summit Materials, Inc. - A *	56,913	1,772,271
Total MATERIALS (Cost $10,899,496)		14,774,524
COMMUNICATION SERVICES — 0.62%
Entertainment — 0.62%
TKO Group Holdings, Inc.	36,625	3,078,698
Total COMMUNICATION SERVICES (Cost $2,630,459)		3,078,698
Total COMMON STOCKS (Cost $409,249,218)		494,402,990
SHORT TERM INVESTMENTS — 1.39%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 5.22% [3] (Cost $6,884,302)	6,884,302	6,884,302

TOTAL INVESTMENTS (Cost $416,133,520)	101.08%	$501,287,292
Liabilities In Excess of Other Assets	(1.08)%	(5,375,821)
Net Assets	100.00%	$495,911,471

PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $5,218,186, which represents 1% of Net Assets.
[3]	7 day current yield as of September 30, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.85%
INDUSTRIALS — 28.93%
Aerospace & Defense — 5.05%
Axon Enterprise, Inc. *	1,293	$257,294
Curtiss-Wright Corp.	729	142,614
HEICO Corp.	420	68,011
Howmet Aerospace, Inc.	4,534	209,697
		677,616
Building Products — 4.18%
A.O. Smith Corp.	1,408	93,111
Advanced Drainage Systems, Inc.	742	84,462
Builders FirstSource, Inc. *	752	93,616
Hayward Holdings, Inc. *	6,828	96,275
The AZEK Co., Inc. *	3,161	94,008
Zurn Elkay Water Solutions Corp.	3,529	98,883
		560,355
Trading Companies & Distributors — 3.82%
Core & Main, Inc. - A *	3,652	105,360
SiteOne Landscape Supply, Inc. *	1,059	173,093
Watsco, Inc.	444	167,708
WESCO International, Inc.	463	66,589
		512,750
Machinery — 3.69%
Chart Industries, Inc. *	1,542	260,783
Lincoln Electric Holdings, Inc.	556	101,075
Oshkosh Corp.	483	46,093
Symbotic, Inc. *	2,577	86,149
		494,100
Electrical Equipment — 2.72%
Enovix Corp. *	4,725	59,299
Hubbell, Inc.	344	107,813
nVent Electric PLC [1]	1,565	82,929
Vertiv Holdings Co.	3,082	114,650
		364,691
Construction & Engineering — 2.67%
Quanta Services, Inc.	1,431	267,697
WillScot Mobile Mini Holdings Corp. *	2,164	90,001
		357,698
Professional Services — 2.40%
CACI International, Inc. - A *	224	70,320
FTI Consulting, Inc. *	419	74,754
Jacobs Solutions, Inc.	494	67,431
KBR, Inc.	1,132	66,720
Paylocity Holding Corp. *	231	41,973
		321,198
	Shares, Principal Amount, or Number of Contracts	Value
Ground Transportation — 1.86%
Saia, Inc. *	626	$249,555
Commercial Services & Supplies — 1.81%
Clean Harbors, Inc. *	722	120,834
MSA Safety, Inc.	777	122,494
		243,328
Air Freight & Logistics — 0.73%
GXO Logistics, Inc. *	1,661	97,418
Total INDUSTRIALS (Cost $3,326,087)		3,878,709
INFORMATION TECHNOLOGY — 25.78%
Software — 10.97%
BILL Holdings, Inc. *	800	86,856
CyberArk Software Ltd. 1,*	892	146,083
Dynatrace, Inc. *	3,616	168,976
Fair Isaac Corp. *	297	257,953
Freshworks, Inc. - A *	1,872	37,290
Gitlab, Inc. - A *	3,078	139,187
Monday.com Ltd. 1,*	1,624	258,573
Nutanix, Inc. - A *	1,475	51,448
Procore Technologies, Inc. *	3,168	206,934
SPS Commerce, Inc. *	691	117,892
		1,471,192
Semiconductors & Semiconductor Equipment — 6.84%
Axcelis Technologies, Inc. *	1,077	175,605
First Solar, Inc. *	291	47,023
Lattice Semiconductor Corp. *	1,268	108,959
Monolithic Power Systems, Inc.	136	62,832
ON Semiconductor Corp. *	2,932	272,529
Onto Innovation, Inc. *	1,158	147,668
Rambus, Inc. *	1,844	102,877
		917,493
Technology Hardware, Storage & Peripherals — 3.13%
Super Micro Computer, Inc. *	1,531	419,831
IT Services — 2.24%
MongoDB, Inc. *	868	300,206
Communications Equipment — 1.93%
Arista Networks, Inc. *	1,406	258,606
Electronic Equipment, Instruments & Components — 0.67%
Fabrinet 1,*	537	89,475
Total INFORMATION TECHNOLOGY (Cost $2,801,157)		3,456,803
HEALTH CARE — 11.43%
Biotechnology — 8.76%
Alnylam Pharmaceuticals, Inc. *	376	66,590
Argenx SE - ADR 1,*	351	172,562
Crinetics Pharmaceuticals, Inc. *	6,202	184,447

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Exact Sciences Corp. *	984	$67,128
Halozyme Therapeutics, Inc. *	1,770	67,614
Karuna Therapeutics, Inc. *	275	46,500
Natera, Inc. *	1,807	79,960
Neurocrine Biosciences, Inc. *	1,354	152,325
Vaxcyte, Inc. *	2,613	133,211
Xenon Pharmaceuticals, Inc. 1,*	5,981	204,311
		1,174,648
Health Care Equipment & Supplies — 2.25%
Glaukos Corp. *	1,123	84,506
Inspire Medical Systems, Inc. *	441	87,512
Penumbra, Inc. *	329	79,588
TransMedics Group, Inc. *	907	49,658
		301,264
Pharmaceuticals — 0.42%
Structure Therapeutics, Inc. *	1,113	56,118
Total HEALTH CARE (Cost $1,372,495)		1,532,030
CONSUMER DISCRETIONARY — 9.14%
Textiles, Apparel & Luxury Goods — 1.95%
Deckers Outdoor Corp. *	509	261,672
Hotels, Restaurants & Leisure — 1.87%
DraftKings, Inc. - A *	5,250	154,560
Norwegian Cruise Line Holdings Ltd. *	2,579	42,502
Wingstop, Inc.	299	53,772
		250,834
Specialty Retail — 1.72%
Carvana Co. *	893	37,488
Murphy USA, Inc.	309	105,595
Wayfair, Inc. - A *	1,439	87,160
		230,243
Automobile Components — 1.31%
Mobileye Global, Inc. - A 1,*	1,855	77,075
Visteon Corp. *	714	98,582
		175,657
Household Durables — 0.97%
DR Horton, Inc.	599	64,375
TopBuild Corp. *	262	65,919
		130,294
Broadline Retail — 0.79%
Ollie's Bargain Outlet Holdings, Inc. *	1,362	105,119
Diversified Consumer Services — 0.53%
Duolingo, Inc. *	430	71,324
Total CONSUMER DISCRETIONARY (Cost $1,063,132)		1,225,143
	Shares, Principal Amount, or Number of Contracts	Value
FINANCIALS — 7.64%
Insurance — 4.19%
Everest Re Group Ltd.	186	$69,131
Kinsale Capital Group, Inc.	836	346,213
Ryan Specialty Holdings, Inc. *	3,021	146,216
		561,560
Capital Markets — 2.57%
Evercore, Inc. - A	487	67,148
Houlihan Lokey, Inc.	616	65,986
LPL Financial Holdings, Inc.	413	98,149
Tradeweb Markets, Inc. - A	1,407	112,841
		344,124
Financial Services — 0.88%
Flywire Corp. *	2,204	70,286
Toast, Inc. - A *	2,584	48,398
		118,684
Total FINANCIALS (Cost $856,915)		1,024,368
CONSUMER STAPLES — 6.62%
Beverages — 3.11%
Celsius Holdings, Inc. *	1,803	309,395
Molson Coors Beverage Co. - B	1,702	108,230
		417,625
Personal Care Products — 2.59%
BellRing Brands, Inc. *	5,403	222,766
elf Beauty, Inc. *	1,134	124,547
		347,313
Food Products — 0.92%
Freshpet, Inc. *	921	60,675
Ingredion, Inc.	633	62,287
		122,962
Total CONSUMER STAPLES (Cost $755,344)		887,900
ENERGY — 5.81%
Energy Equipment & Services — 3.42%
Noble Corp. PLC [1]	3,384	171,400
TechnipFMC PLC [1]	14,074	286,265
		457,665
Oil, Gas & Consumable Fuels — 2.39%
Cameco Corp. [1]	8,089	320,648
Total ENERGY (Cost $563,329)		778,313
COMMUNICATION SERVICES — 2.42%
Interactive Media & Services — 1.32%
Pinterest, Inc. - A *	6,525	176,371

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Entertainment — 1.10%
Liberty Media Corp.-Liberty Formula One - C *	1,039	$64,730
TKO Group Holdings, Inc.	991	83,303
		148,033
Total COMMUNICATION SERVICES (Cost $300,980)		324,404
MATERIALS — 2.08%
Metals & Mining — 1.47%
ATI, Inc. *	4,779	196,656
Construction Materials — 0.61%
Summit Materials, Inc. - A *	2,623	81,680
Total MATERIALS (Cost $238,956)		278,336
Total COMMON STOCKS (Cost $11,278,395)		13,386,006
SHORT TERM INVESTMENTS — 0.27%
Northern Institutional Government Portfolio (Shares Class), 5.22% [2] (Cost $36,864)	36,864	36,864

TOTAL INVESTMENTS (Cost $11,315,259)	100.12%	$13,422,870
Liabilities In Excess of Other Assets	(0.12)%	(16,695)
Net Assets	100.00%	$13,406,175

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of September 30, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 2.80%
Consumer Cyclical — 2.80%
Playa Resorts Holding B.V., 2022 Term Loan 9.58%, (1-Month USD CME Term SOFR+425 basis points), 1/5/29 [1,2]	$6,121,240	$6,119,159
Total BANK LOANS (Cost $5,955,758)		6,119,159
CORPORATE BONDS — 29.83%
Commercial Support Services — 4.52%
Arrow Bidco LLC 9.50%, 3/15/24 [3,4]	9,879,000	9,879,000
Electric Utilities — 4.49%
NRG Energy, Inc. 10.25%, (U.S. Treasury Yield Curve Rate CMT 5Y + 592 basis points), 3/15/28 [3,5,6]	1,600,000	1,567,047
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [3,4,5,6]	9,050,000	8,258,125
		9,825,172
Entertainment Content — 0.32%
AMC Networks, Inc. 5.00%, 4/1/24	199,000	196,252
TEGNA, Inc. 5.00%, 9/15/29	591,000	496,410
		692,662
Industrial Support Services — 1.39%
Williams Scotsman International, Inc. 6.13%, 6/15/25 [3]	3,061,000	3,030,390
Leisure Facilities & Services — 11.61%
Cinemark USA, Inc. 5.88%, 3/15/26 [3]	4,449,000	4,271,577
Full House Resorts, Inc. 8.25%, 2/15/28 [3]	12,484,000	10,923,500
Golden Entertainment, Inc. 7.63%, 4/15/26 [3]	10,216,000	10,194,138
		25,389,215
Oil & Gas Producers — 2.21%
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/25 [3]	4,756,000	4,827,343
Oil, Gas Services & Equipment — 2.83%
Nabors Industries, Inc. 5.75%, 2/1/25	4,033,000	3,947,299
Shelf Drilling Holdings Ltd. 9.63%, 4/15/29 2,3,*	2,274,000	2,250,435
		6,197,734
	Shares, Principal Amount, or Number of Contracts	Value
Retail - Discretionary — 0.51%
Kohl's Corp. 4.63%, 5/1/31	$1,666,000	$1,119,619
Technology Hardware — 1.95%
NCR Corp. 5.75%, 9/1/27 [3]	3,414,000	3,439,414
NCR Corp. 6.13%, 9/1/29 [3]	799,000	819,395
		4,258,809
Total CORPORATE BONDS (Cost $66,728,780)		65,219,944
COMMON STOCKS — 40.79%
Apparel & Textile Products — 1.50%
Capri Holdings Ltd. *	62,153	3,269,869
Asset Management — 4.42%
Ares Acquisition Corp. II *	200,376	2,057,861
Haymaker Acquisition Corp. 4 *	207,657	2,111,872
Screaming Eagle Acquisition Corp. - A *	525,785	5,499,711
		9,669,444
Banking — 5.08%
Blue Foundry Bancorp 4,*	692,659	5,797,556
Kearny Financial Corp./MD [4]	765,114	5,302,240
		11,099,796
Biotechnology & Pharmaceuticals — 9.62%
Apogee Therapeutics, Inc. *	58,700	1,250,310
Crinetics Pharmaceuticals, Inc. *	230,465	6,854,029
First Light Acquisition Group, Inc. - A *	24,357	80,987
Horizon Therapeutics PLC 2,*	32,947	3,811,638
Relay Therapeutics, Inc. 4,*	159,877	1,344,566
Structure Therapeutics, Inc. *	65,674	3,311,283
Xenon Pharmaceuticals, Inc. 2,4,*	128,193	4,379,073
		21,031,886
Commercial Support Services — 1.13%
Target Hospitality Corp. *	155,419	2,468,054
Entertainment Content — 3.08%
Activision Blizzard, Inc.	71,900	6,731,997
Industrial Intermediate Products — 1.80%
Hillman Solutions Corp. 4,*	477,958	3,943,153
Industrial Support Services — 3.49%
WillScot Mobile Mini Holdings Corp. 4,*	183,532	7,633,096
Leisure Facilities & Services — 4.89%
Golden Entertainment, Inc. [4]	268,893	9,190,762
Life Time Group Holdings, Inc. *	66,586	1,012,773
Playa Hotels & Resorts NV 2,*	67,141	486,101
		10,689,636

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Retail - Consumer Staples — 1.58%
Albertsons Cos, Inc. - A	152,357	$3,466,122
Software — 2.93%
VMware, Inc. - A *	38,464	6,403,487
Transportation & Logistics — 1.27%
GXO Logistics, Inc. *	47,501	2,785,934
Total COMMON STOCKS (Cost $94,797,682)		89,192,474
MASTER LIMITED PARTNERSHIPS — 0.50%
Oil & Gas Producers — 0.50%
Calumet Specialty Products Partners LP *	56,686	1,082,703
Total MASTER LIMITED PARTNERSHIPS (Cost $1,093,863)		1,082,703
PREFERRED STOCKS — 2.31%
Industrial Support Services — 2.31%
WESCO International, Inc. 10.63%, (U.S. Treasury Yield Curve Rate CMT 5Y + 1033 basis points), [6]	190,865	5,040,745
Total PREFERRED STOCKS (Cost $5,138,760)		5,040,745
SOVEREIGN BONDS — 2.11%
Transportation & Logistics — 2.11%
Danaos Corp. 8.50%, 3/1/28 [2,3]	$4,569,000	4,620,247
Total SOVEREIGN BONDS (Cost $4,590,168)		4,620,247
PURCHASED CALL OPTIONS — 0.22%
Commercial Support Services — 0.22%
Target Hospitality Corp. Exercise Price: $15.00, Notional Amount: $2,628,140, Expiration Date: January 19, 2024	1,655	479,950
Total PURCHASED CALL OPTIONS (Premiums paid $340,980)		479,950
WARRANTS — 0.10%
Ares Acquisition Corp. II, Exp. 4/21/28, Strike $0.00 *	100,188	23,544
Bridger Aerospace Group Holdings, Inc., Exp. 12/31/27, Strike 11.50 *	151,497	45,146
EQRx, Inc., Exp. 12/31/28, Strike $11.50 *	26,680	1,070
	Shares, Principal Amount, or Number of Contracts	Value
First Light Acquisition Group, Inc., Exp. 10/7/23, Strike $11.50 *	193,125	$42,487
Haymaker Acquisition Corp. 4, Exp. 5/31/28, Strike $11.50 *	103,828	21,804
Inspirato, Inc., Exp. 1/1/30, Strike $11.50 *	35,733	897
Pagaya Technologies Ltd., Exp. 5/31/27, Strike $0.00 2,*	121,900	40,349
Screaming Eagle Acquisition Corp. - A, Exp. 5/1/27, Strike $11.50 *	175,261	28,217
SomaLogic, Inc., Exp. 12/31/27, Strike $11.50 *	22,690	4,994
X4 Pharmaceuticals, Inc., Exp. 4/12/24, Strike $13.20 *	5,547	2
ZeroFox Holdings, Inc., Exp. 5/23/27, Strike $11.50 *	65,250	2,610
Total WARRANTS (Cost $9,328)		211,120
SHORT TERM INVESTMENTS — 19.86%
Northern Institutional Treasury Portfolio (Premier Class), 5.20% [7] (Cost $43,428,476)	43,428,476	43,428,476

TOTAL INVESTMENTS (Cost $222,083,795)	98.52%	$215,394,818
Other Assets In Excess of Liabilities	1.48%	3,242,058
Net Assets	100.00%	$218,636,876
INVESTMENT SECURITIES SOLD SHORT — (9.41)%
WRITTEN CALL OPTIONS — (0.09)%
Commercial Support Services — (0.09)%
Target Hospitality Corp. Exercise Price: $20.00, Notional Amount: $(2,628,140), Expiration Date: January 19, 2024	(1,655)	(198,600)
Total WRITTEN CALL OPTIONS (Premiums received $(126,557))		(198,600)
COMMON STOCKS — (1.81)%
Semiconductors — (1.81)%
Broadcom, Inc.	(4,756)	(3,950,238)
Total COMMON STOCKS (Proceeds $3,751,316)		(3,950,238)
EXCHANGE-TRADED FUNDS — (7.51)%
Global X US Infrastructure Development ETF	(75,810)	(2,303,108)

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
iShares Russell 2000 ETF	(30,208)	$(5,338,962)
SPDR S&P Biotech ETF	(67,309)	(4,914,903)
SPDR S&P Regional Banking ETF	(92,648)	(3,869,907)
Total EXCHANGE-TRADED FUNDS (Proceeds $21,278,719)		(16,426,880)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $25,156,592)	(9.41)%	$(20,575,718)

CMT	Constant Maturity
PLC	Public Limited Company

[1]	Bank loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain bank loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at September 30, 2023. Bank loans generally are subject to mandatory and/or optional repayment. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $64,080,611, which represents 29% of Net Assets.
[4]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[5]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[6]	Variable rate security. Rates disclosed as of September 30, 2023.
[7]	7 day current yield as of September 30, 2023 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
September 30, 2023 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

3-Day S&P GSCI	Financing Index: SOFR - 0.5%	8/30/2024	GSC	USD	1,502,188	$—	$—	$—
Subtotal Appreciation						$—	$—	$—
S&P GSCI	Financing Index: 1-Day US Federal Fund Effective Rate - 0.45%	1/23/2024	GSC	USD	301,001	$(74,361)	$—	$(74,361)
Financing Index: SOFR + 0.6%	Cannae Holdings, Inc. (Monthly)	8/30/2024	GSC	USD	1,486,540	(180,770)	—	(180,770)
Subtotal Depreciation						$(255,131)	$—	$(255,131)
Net Total Return Swaps outstanding at September 30, 2023						$(255,131)	$—	$(255,131)
GSC - Goldman Sachs International
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1.  All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Global Fund, and International Small Cap Growth Fund, if quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market assets may be valued at fair value as determined in good faith by the investment adviser of the Funds. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. These funds also use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the "valuation designee" designated by the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of September 30, 2023:
Assets	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$13,285,041	$13,285,041	$—	$—
Europe
Greece	23,488,450	—	23,488,450	—
Ireland	12,497,555	12,497,555	—	—
Italy	9,322,388	—	9,322,388	—
Russia	—	—	—	—*
Spain	27,440,158	—	27,440,158	—
Turkey	27,621,331	—	27,621,331	—
United Kingdom	36,742,295	—	36,742,295	—
Far East
China	446,887,053	91,808,919	355,078,134	—
India	399,357,209	65,170,640	334,186,569	—
Indonesia	65,048,249	—	65,048,249	—
Japan	14,595,734	—	14,595,734	—
Philippines	21,213,461	—	21,213,461	—
Singapore	8,310,416	—	8,310,416	—
South Korea	198,280,556	—	198,280,556	—
Taiwan	276,563,311	116,855,038	159,708,273	—
Thailand	28,763,624	—	28,763,624	—
Middle East
Qatar	9,957,823	—	9,957,823	—
Saudi Arabia	44,945,527	5,787,961	39,157,566	—
United Arab Emirates	65,732,130	25,226,063	40,506,067	—
North America
Canada	43,220,675	43,220,675	—	—
Mexico	132,540,974	132,540,974	—	—
United States	144,526,578	123,309,568	21,217,010	—
South America	196,735,870	196,735,870	—	—
Short Term Investments	174,728,307	174,728,307	—	—
Total	$2,421,804,715	$1,001,166,611	$1,420,638,104	$—

* Level 3 security has zero value.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of September 30, 2023:
Assets	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Norway	$1,269,617	$1,269,617	$—	$—
Poland	994,162	—	994,162	—
Turkey	1,824,585	795,170	1,029,415	—
Far East
China	12,760,646	—	12,760,646	—
India	30,642,706	2,388,612	28,254,094	—
Indonesia	1,036,075	1,036,075	—	—
Kazakhstan	2,145,669	2,145,669	—	—
South Korea	3,088,515	—	3,088,515	—
Taiwan	11,889,357	—	11,889,357	—
Thailand	1,427,350	—	1,427,350	—
Vietnam	2,939,868	—	2,939,868	—
Middle East
Qatar	970,028	—	970,028	—
Saudi Arabia	2,963,604	1,938,936	1,024,668	—
United Arab Emirates	2,999,099	—	2,999,099	—
North America	12,720,263	12,720,263	—	—
South America	8,183,949	8,183,949	—	—
Preferred Stocks
South America	1,575,677	1,575,677	—	—
Short Term Investments	8,285,860	8,285,860	—	—
Total	$107,717,030	$40,339,828	$67,377,202	$—
The following is a summary of the inputs used to value the Global Fund’s investments as of September 30, 2023:
Assets	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
France	$1,952,056	$—	$1,952,056	$—
Ireland	317,987	317,987	—	—
Italy	483,533	—	483,533	—
Jersey, C.I.	270,224	270,224	—	—
Netherlands	1,258,110	—	1,258,110	—
Spain	1,468,757	—	1,468,757	—
Switzerland	235,580	235,580	—	—
United Kingdom	3,413,955	662,369	2,751,586	—
Far East
China	343,177	—	343,177	—
India	1,175,321	482,954	692,367	—
Indonesia	263,243	—	263,243	—
Japan	3,067,851	—	3,067,851	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Philippines	$390,448	$—	$390,448	$—
Singapore	254,103	—	254,103	—
South Korea	846,282	—	846,282	—
Taiwan	581,484	—	581,484	—
North America
Canada	2,421,328	2,421,328	—	—
Curacao	295,464	295,464	—	—
Mexico	678,665	678,665	—	—
United States	26,121,561	25,531,474	590,087	—
South America	517,515	517,515	—	—
Short Term Investments	2,462,900	2,462,900	—	—
Total	$48,819,544	$33,876,460	$14,943,084	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of September 30, 2023:
Assets	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Austria	$2,627,237	$2,627,237	$—	$—
Belgium	2,702,538	—	2,702,538	—
Denmark	1,818,546	—	1,818,546	—
Finland	4,344,803	—	4,344,803	—
France	5,954,289	—	5,954,289	—
Germany	16,347,914	—	16,347,914	—
Ireland	6,166,128	4,369,060	1,797,068	—
Italy	8,765,267	—	8,765,267	—
Jersey, C.I.	1,684,828	—	1,684,828	—
Netherlands	5,686,384	—	5,686,384	—
Norway	6,525,552	2,834,490	3,691,062	—
Spain	5,697,895	—	5,697,895	—
Sweden	1,986,114	—	1,986,114	—
Switzerland	7,152,904	—	7,152,904	—
United Kingdom	14,208,102	3,767,813	10,440,289	—
Far East	69,644,500	—	69,644,500	—
Middle East	2,612,555	2,612,555	—	—
North America
Canada	17,936,033	17,936,033	—	—
Mexico	3,219,732	3,219,732	—	—
United States	3,520,951	—	3,520,951	—
South America	3,057,917	3,057,917	—	—
Preferred Stocks
Europe	2,136,835	—	2,136,835	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short Term Investments	$2,247,595	$2,247,595	$—	$—
Total	$196,044,619	$42,672,432	$153,372,187	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of September 30, 2023:
Assets*	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$193,954,795	$193,954,795	$—	$—
Short Term Investments	5,970,515	5,970,515	—	—
Total	$199,925,310	$199,925,310	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of September 30, 2023:
Assets*	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$494,402,990	$494,402,990	$—	$—
Short Term Investments	6,884,302	6,884,302	—	—
Total	$501,287,292	$501,287,292	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of September 30, 2023:
Assets*	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$13,386,006	$13,386,006	$—	$—
Short Term Investments	36,864	36,864	—	—
Total	$13,422,870	$13,422,870	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of September 30, 2023:
Assets*	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Bank Loans	$6,119,159	$—	$6,119,159	$—
Common Stocks	89,192,474	89,192,474	—	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets*	Total Value at September 30, 2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds	$65,219,944	$—	$65,219,944	$—
Master Limited Partnerships	1,082,703	1,082,703	—	—
Preferred Stocks	5,040,745	5,040,745	—	—
Purchased Call Options	479,950	479,950	—	—
Short Term Investments	43,428,476	43,428,476	—	—
Sovereign Bonds	4,620,247	—	4,620,247	—
Warrants	211,120	119,851	91,269	—
Total	$215,394,818	$139,344,199	$76,050,619	$—

Liabilities
Common Stocks Sold Short	$(3,950,238)	$(3,950,238)	$—	$—
Exchange-Traded Funds Sold Short	(16,426,880)	(16,426,880)	—	—
Written Call Options	(198,600)	(198,600)	—	—
Total	$(20,575,718)	$(20,575,718)	$—	$—

Other Financial Instruments
Total Return Swaps - Assets**	$—	$—	$—	$—
Total Return Swaps - Liabilities	(255,131)	—	(255,131)	—
Total Other Financial Instruments	$(255,131)	$—	$(255,131)	$—

* See Schedule of Investments for industry breakout.
** Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.
As of September 30, 2023, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On September 30, 2023, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At September 30, 2023, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At September 30, 2023, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2023, through September 30, 2023, the Global Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows. During the period January 1, 2023, through September 30, 2023, the Micro Cap Growth Fund primarily utilized: 1) warrants to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2023, through September 30, 2023, the Event Driven Fund primarily utilized: 1) total return swaps to gain exposure to certain sectors and manage volatility; and 2) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities. Detail regarding each derivative type is included below.
Swap Contracts
The Global Fund and Event Driven Fund engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.
Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s

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exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation). In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.
C. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

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D. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements.